Label	Element	Value
MassMutual Premier Short-Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
Supplement dated October 30, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Short-Duration Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective November 1, 2020, the following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 11 of the Prospectus):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index rather than the Bloomberg Barclays U.S. 1-3 Year Government Bond Index because the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index more closely represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Premier Short-Duration Bond Fund | Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[1]
MassMutual Premier Short-Duration Bond Fund | Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.59%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.25%
MassMutual Premier Short-Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	1.97%
MassMutual Premier Short-Duration Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	2.48%
MassMutual Premier Short-Duration Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	2.00%
MassMutual Premier Short-Duration Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.66%
MassMutual Premier Short-Duration Bond Fund | Class R5 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.11%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	1.56%
MassMutual Premier Short-Duration Bond Fund | Class R5 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.61%
MassMutual Premier Short-Duration Bond Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.57%
MassMutual Premier Short-Duration Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.77%
MassMutual Premier Short-Duration Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.30%

[1]	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index rather than the Bloomberg Barclays U.S. 1-3 Year Government Bond Index because the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index more closely represents the Fund’s investment strategy.